N-4	Apr. 27, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	JACKSON NATIONAL LIFE INSURANCE COMPANY
Entity Central Index Key	0002047976
Entity Investment Company Type	N-4
Document Period End Date	Apr. 21, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

	New Money
Jackson Market Link Pro III ROP Version (Issue Ages 0-80) (Form RILA300) & Contract Value DB (Issue Ages 81 - 85) (Form RILA302)	Indexed Option Term	05/19/2025-09/01/2025		09/02/2025-10/19/2025		10/20/2025-12/21/2025		12/22/2025-12/31/2025
	IOT	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR
S&P 500 Index Performance Trigger with Floor 10%	1	10.20%	100.00%	8.60%	100.00%	8.55%	100.00%	9.00%	100.00%
S&P 500 Index Performance Trigger with Buffer 100%	1	6.10%	100.00%	5.40%	100.00%	5.20%	100.00%	5.35%	100.00%
S&P 500 Index Performance Trigger with Buffer 10%	1	12.40%	100.00%	10.00%	100.00%	9.75%	100.00%	10.50%	100.00%
S&P 500 Index Performance Boost with 10% Buffer	1	11.50%	100.00%	8.50%	100.00%	8.75%	100.00%	9.50%	100.00%
S&P 500 Index Performance Boost with 10% Buffer	3	35.00%	100.00%	31.00%	100.00%	31.00%	100.00%	31.00%	100.00%
S&P 500 Index Performance Boost with 10% Buffer	6	75.00%	100.00%	70.00%	100.00%	64.00%	100.00%	66.00%	100.00%
S&P 500 Index Cap with Floor 10%	1	13.00%	100.00%	11.25%	100.00%	11.00%	100.00%	11.50%	100.00%
S&P 500 Index Cap with Buffer 20%	1	11.00%	100.00%	11.50%	100.00%	9.50%	100.00%	10.25%	100.00%
S&P 500 Index Cap with Buffer 20%	3	46.00%	100.00%	40.00%	100.00%	39.00%	100.00%	38.00%	100.00%
S&P 500 Index Cap with Buffer 20%	6	115.00%	100.00%	100.00%	100.00%	90.00%	100.00%	80.00%	100.00%
S&P 500 Index Cap with Buffer 100%	1	6.75%	100.00%	6.40%	100.00%	5.80%	100.00%	5.95%	100.00%
S&P 500 Index Cap with Buffer 100%	3	26.00%	100.00%	23.00%	100.00%	22.50%	100.00%	21.50%	100.00%
S&P 500 Index Cap with Buffer 100%	6	52.00%	100.00%	52.00%	100.00%	44.00%	100.00%	44.00%	100.00%
S&P 500 Index Cap with Buffer 10%	1	16.00%	100.00%	16.75%	100.00%	15.50%	100.00%	15.50%	100.00%
S&P 500 Index Cap with Buffer 10%	3	Uncapped	105.00%	Uncapped	102.00%	Uncapped	100.00%	100.00%	100.00%
S&P 500 Index Cap with Buffer 10%	6	Uncapped	103.00%	Uncapped	102.00%	Uncapped	100.00%	Uncapped	100.00%
Russell 2000 Index Performance Trigger with Floor 10%	1	13.10%	100.00%	12.10%	100.00%	12.10%	100.00%	12.10%	100.00%
Russell 2000 Index Performance Trigger with Buffer 100%	1	7.05%	100.00%	6.50%	100.00%	6.30%	100.00%	6.25%	100.00%
Russell 2000 Index Performance Trigger with Buffer 10%	1	15.90%	100.00%	13.20%	100.00%	13.50%	100.00%	14.20%	100.00%
Russell 2000 Index Performance Boost with 10% Buffer	1	14.75%	100.00%	11.75%	100.00%	12.00%	100.00%	12.75%	100.00%
Russell 2000 Index Performance Boost with 10% Buffer	3	50.00%	100.00%	43.00%	100.00%	38.00%	100.00%	40.00%	100.00%
Russell 2000 Index Performance Boost with 10% Buffer	6	110.00%	100.00%	92.00%	100.00%	78.00%	100.00%	88.00%	100.00%
Russell 2000 Index Cap with Floor 10%	1	18.75%	100.00%	17.75%	100.00%	17.25%	100.00%	17.00%	100.00%
Russell 2000 Index Cap with Buffer 20%	1	15.25%	100.00%	13.50%	100.00%	13.25%	100.00%	13.75%	100.00%
Russell 2000 Index Cap with Buffer 20%	3	70.00%	100.00%	60.00%	100.00%	47.00%	100.00%	48.00%	100.00%
Russell 2000 Index Cap with Buffer 20%	6	Uncapped	102.00%	Uncapped	100.00%	110.00%	100.00%	120.00%	100.00%
Russell 2000 Index Cap with Buffer 100%	1	8.00%	100.00%	7.55%	100.00%	7.20%	100.00%	7.10%	100.00%
Russell 2000 Index Cap with Buffer 100%	3	32.00%	100.00%	28.50%	100.00%	24.00%	100.00%	23.50%	100.00%
Russell 2000 Index Cap with Buffer 100%	6	66.00%	100.00%	60.00%	100.00%	54.00%	100.00%	54.00%	100.00%
Russell 2000 Index Cap with Buffer 10%	1	23.50%	100.00%	21.00%	100.00%	21.00%	100.00%	22.50%	100.00%
Russell 2000 Index Cap with Buffer 10%	3	Uncapped	105.00%	Uncapped	102.00%	75.00%	100.00%	78.00%	100.00%

Russell 2000 Index Cap with Buffer 10%	6	Uncapped	110.00%	Uncapped	107.00%	Uncapped	102.00%	Uncapped	102.00%
NASDAQ 100 Index Performance Trigger with Floor 10%	1	12.10%	100.00%	10.20%	100.00%	10.40%	100.00%	10.90%	100.00%
NASDAQ 100 Index Performance Trigger with Buffer 100%	1	6.70%	100.00%	5.90%	100.00%	5.75%	100.00%	5.90%	100.00%
NASDAQ 100 Index Performance Trigger with Buffer 10%	1	14.90%	100.00%	11.60%	100.00%	12.20%	100.00%	13.40%	100.00%
NASDAQ 100 Index Performance Boost with 10% Buffer	1	14.00%	100.00%	10.50%	100.00%	11.00%	100.00%	12.25%	100.00%
NASDAQ 100 Index Performance Boost with 10% Buffer	3	42.00%	100.00%	40.00%	100.00%	37.00%	100.00%	38.00%	100.00%
NASDAQ 100 Index Performance Boost with 10% Buffer	6	80.00%	100.00%	88.00%	100.00%	76.00%	100.00%	75.00%	100.00%
NASDAQ 100 Index Cap with Floor 20%	1	15.75%	100.00%	13.00%	100.00%	13.25%	100.00%	13.75%	100.00%
NASDAQ 100 Index Cap with Buffer 20%	1	13.50%	100.00%	11.00%	100.00%	11.50%	100.00%	12.75%	100.00%
NASDAQ 100 Index Cap with Buffer 20%	3	50.00%	100.00%	49.00%	100.00%	42.00%	100.00%	44.00%	100.00%
NASDAQ 100 Index Cap with Buffer 20%	6	95.00%	100.00%	105.00%	100.00%	90.00%	100.00%	88.00%	100.00%
NASDAQ 100 Index Cap with Buffer 100%	1	7.50%	100.00%	6.55%	100.00%	6.40%	100.00%	6.50%	100.00%
NASDAQ 100 Index Cap with Buffer 100%	3	28.00%	100.00%	26.50%	100.00%	23.50%	100.00%	22.50%	100.00%
NASDAQ 100 Index Cap with Buffer 100%	6	55.00%	100.00%	58.00%	100.00%	50.00%	100.00%	49.00%	100.00%
NASDAQ 100 Index Cap with Buffer 10%	1	19.75%	100.00%	15.75%	100.00%	16.75%	100.00%	18.75%	100.00%
NASDAQ 100 Index Cap with Buffer 10%	3	78.00%	100.00%	78.00%	100.00%	60.00%	100.00%	60.00%	100.00%
NASDAQ 100 Index Cap with Buffer 10%	6	130.00%	100.00%	165.00%	100.00%	115.00%	100.00%	110.00%	100.00%
MSCI EM Index Performance Trigger with Floor 10%	1	13.10%	100.00%	12.20%	100.00%	11.90%	100.00%	11.80%	100.00%
MSCI EM Index Performance Trigger with Buffer 100%	1	7.20%	100.00%	6.65%	100.00%	6.10%	100.00%	6.10%	100.00%
MSCI EM Index Performance Trigger with Buffer 10%	1	14.00%	100.00%	12.10%	100.00%	12.00%	100.00%	12.20%	100.00%
MSCI EM Index Performance Boost with 10% Buffer	1	12.50%	100.00%	10.00%	100.00%	10.25%	100.00%	10.25%	100.00%
MSCI EM Index Performance Boost with 10% Buffer	3	65.00%	100.00%	82.00%	100.00%	41.00%	100.00%	43.00%	100.00%
MSCI EM Index Performance Boost with 10% Buffer	6	150.00%	100.00%	150.00%	100.00%	150.00%	100.00%	150.00%	100.00%
MSCI EM Index Cap with Floor 10%	1	24.00%	100.00%	25.00%	100.00%	16.75%	100.00%	19.25%	100.00%
MSCI EM Index Cap with Buffer 20%	1	14.00%	100.00%	14.25%	100.00%	11.50%	100.00%	12.75%	100.00%
MSCI EM Index Cap with Buffer 20%	3	Uncapped	115.00%	Uncapped	115.00%	98.00%	100.00%	78.00%	100.00%
MSCI EM Index Cap with Buffer 20%	6	Uncapped	115.00%	Uncapped	115.00%	Uncapped	115.00%	Uncapped	115.00%
MSCI EM Index Cap with Buffer 100%	1	8.75%	100.00%	8.25%	100.00%	6.95%	100.00%	7.15%	100.00%
MSCI EM Index Cap with Buffer 100%	3	44.00%	100.00%	52.00%	100.00%	27.50%	100.00%	28.50%	100.00%
MSCI EM Index Cap with Buffer 100%	6	Uncapped	100.00%	Uncapped	100.00%	Uncapped	100.00%	105.00%	100.00%
MSCI EM Index Cap with Buffer 10%	1	23.00%	100.00%	24.50%	100.00%	17.25%	100.00%	20.50%	100.00%
MSCI EM Index Cap with Buffer 10%	3	Uncapped	130.00%	Uncapped	130.00%	Uncapped	115.00%	Uncapped	112.00%
MSCI EM Index Cap with Buffer 10%	6	Uncapped	130.00%	Uncapped	130.00%	Uncapped	130.00%	Uncapped	130.00%
MSCI EAFE Index Performance Trigger with Floor 10%	1	12.50%	100.00%	11.10%	100.00%	11.30%	100.00%	10.90%	100.00%
MSCI EAFE Index Performance Trigger with Buffer 100%	1	6.90%	100.00%	6.40%	100.00%	6.10%	100.00%	5.90%	100.00%
MSCI EAFE Index Performance Trigger with Buffer 10%	1	13.00%	100.00%	10.60%	100.00%	10.50%	100.00%	10.40%	100.00%

MSCI EAFE Index Performance Boost with 10% Buffer	1	11.00%	100.00%	8.50%	100.00%	8.25%	100.00%	8.25%	100.00%
MSCI EAFE Index Performance Boost with 10% Buffer	3	100.00%	100.00%	100.00%	100.00%	41.00%	100.00%	39.00%	100.00%
MSCI EAFE Index Performance Boost with 10% Buffer	6	150.00%	100.00%	150.00%	100.00%	150.00%	100.00%	150.00%	100.00%
MSCI EAFE Index Cap with Floor 10%	1	26.50%	100.00%	Uncapped	102.00%	Uncapped	100.00%	19.50%	100.00%
MSCI EAFE Index Cap with Buffer 20%	1	13.50%	100.00%	13.75%	100.00%	12.00%	100.00%	11.25%	100.00%
MSCI EAFE Index Cap with Buffer 20%	3	Uncapped	115.00%	Uncapped	115.00%	Uncapped	115.00%	Uncapped	110.00%
MSCI EAFE Index Cap with Buffer 20%	6	Uncapped	115.00%	Uncapped	115.00%	Uncapped	115.00%	Uncapped	115.00%
MSCI EAFE Index Cap with Buffer 100%	1	8.75%	100.00%	8.25%	100.00%	7.70%	100.00%	7.15%	100.00%
MSCI EAFE Index Cap with Buffer 100%	3	Uncapped	100.00%	Uncapped	100.00%	42.00%	100.00%	31.00%	100.00%
MSCI EAFE Index Cap with Buffer 100%	6	Uncapped	100.00%	Uncapped	100.00%	Uncapped	100.00%	Uncapped	100.00%
MSCI EAFE Index Cap with Buffer 10%	1	24.50%	100.00%	26.50%	100.00%	19.75%	100.00%	17.25%	100.00%
MSCI EAFE Index Cap with Buffer 10%	3	Uncapped	130.00%	Uncapped	130.00%	Uncapped	130.00%	Uncapped	125.00%
MSCI EAFE Index Cap with Buffer 10%	6	Uncapped	130.00%	Uncapped	130.00%	Uncapped	130.00%	Uncapped	130.00%